Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Person	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Third party holding	5.00%
Number of developers holding equity interest | Person	2
Put option exercise period	12 months
Restricted cash	$ 0
Average annual rate of interest	1.55%		0.16%
Face amount sold	$ 89,400,000		$ 37,800,000		$ 35,400,000
Impairment charges	$ 0		0		0
Impairment on goodwill		$ 0		$ 0		$ 0
Revenue recognition period	1 year
Percentage of uncertain tax positions realized upon ultimate resolution	50.00%
Gain (loss) on fair value of other derivatives not designated as hedging instruments	$ (2,702,000)		$ 294,000		$ 1,192,000
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Intangible assets amortization period	5 years
Post-sale service and maintenance period	6 months
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Intangible assets amortization period	12 years
Post-sale service and maintenance period	12 months
Orbotech LT Solar, LLC [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Shares held	80.40%
Equity interest held by developers	16.00%